Commitments and pledges - Remaining instalments for the newbuilds vessels (Details) - Jun. 30, 2025 € in Thousands	EUR (€)	USD ($)
Commitments and pledges
Commitment amount	€ 839
Contract amount	2,152
EUR
Commitments and pledges
Commitment amount	57
Contract amount	519
USD
Commitments and pledges
Commitment amount | $		$ 919,000,000
Contract amount | $		1,839,000,000
P-Class
Commitments and pledges
Contract amount	573
P-Class | EUR
Commitments and pledges
Contract amount	220
P-Class | USD
Commitments and pledges
Contract amount | $		390,000,000
M-Class
Commitments and pledges
Commitment amount	166
Contract amount	597
M-Class | USD
Commitments and pledges
Commitment amount | $		195,000,000
Contract amount | $		655,000,000
A-Class
Commitments and pledges
Commitment amount	673
Contract amount	982
A-Class | EUR
Commitments and pledges
Commitment amount	57
Contract amount	€ 299
A-Class | USD
Commitments and pledges
Commitment amount | $		724,000,000
Contract amount | $		$ 794,000,000